Other intangible assets - Schedule of Amortisation and Impairment Losses, Net of Reversals (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation	£ 1,212	£ 1,086
Net impairment losses	418	367
Cost of sales
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation	668	663
Net impairment losses	1	2
Selling, general and administration
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation	103	116
Net impairment losses	18	66
Research and development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation	441	307
Net impairment losses	£ 399	£ 299